ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)			12 Months Ended
	Jul. 02, 2021 USD ($) $ / shares shares	Jun. 28, 2021 $ / shares shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 28, 2021	Sep. 27, 2021 CNY (¥)	Sep. 08, 2021	Sep. 30, 2020 $ / shares	Mar. 11, 2020	Jan. 09, 2020	Dec. 11, 2019 $ / shares	Sep. 16, 2019	Apr. 24, 2015	Apr. 23, 2006
Ordinary shares, par value			$ 0.0001				$ 0.0001			$ 0.0001
Gross proceeds from issuance initial public offering and over-allotment shares | $			$ 9,822,350
IPO [Member]
Ordinary shares, shares issued | shares		2,200,000
Ordinary shares, par value		$ 0.0001
Shares issued, price per share		$ 5.00
Over-Allotment Option [Member]
Ordinary shares, shares issued | shares	330,000
Ordinary shares, par value	$ 0.0001
Shares issued, price per share	$ 5.00
Initial Public offering And Over Allotment Option [Member]
Gross proceeds from issuance initial public offering and over-allotment shares | $	$ 12,650,000
Underwriting discounts and other related expenses | $	$ 11,300,000
Tea Essence Limited [Member]
Equity ownership			100.00%						100.00%
Xian App Chem [Member]
Equity ownership													100.00%
Xi'an DT [Member]
Equity ownership			75.00%									75.00%
Tianjin YHX [Member]
Equity ownership			51.00%								51.00%
App Chem Health [Member]
Equity ownership			100.00%					100.00%
Balikun [Member]
Disposal operation, assets | ¥					¥ 1.00
Tianjin Yonghexiang Bio(Tech) Co., Ltd [Member]
Equity ownership						100.00%
App ChemBio Tech Co. Ltd. [Member]
Equity ownership				100.00%